Derivative financial instruments and hedging activities - Results of Hedge Activities Recorded in Net Income and Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Reclassified to income during the period	$ (107)	$ 92
Excluded from assessment of hedge effectiveness and offset by economic hedges [member]
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Ineffective portion		(82)
Other components of equity [member]
Disclosure of information about amounts that affected statement of comprehensive income or statement of income as result of hedging activities [line items]
Reclassified to income during the period		$ 70